UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21616

RMR F.I.R.E. FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR F.I.R.E. Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Thomas Perugini State Street Bank and Trust Company One Federal Street, 8th Floor Boston, Massachusetts 02110

Thomas Reyes, Esq. State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

Item 1. Schedule of investments

RMR F.I.R.E. Fund

Portfolio of Investments - September 30, 2005 (unaudited)

Company	Shares	Value
Common Stocks – 90.0%
Financial Services – 30.5%
Banks – 13.4%
Comerica Incorporated	5,000	$294,500
Farmers Capital Bank Corp.	3,035	94,024
Fifth Third Bancorp	4,000	146,920
First Commonwealth Financial Corp.	28,000	373,240
First Horizon National Corp.	11,400	414,390
Firstmerit Corp.	12,800	342,912
F.N.B. Corp.	28,500	492,480
JPMorgan Chase & Co.	7,500	254,475
Keycorp	17,100	551,475
National City Corp.	17,400	581,856
Regions Financial Corp.	23,200	721,984
Trustco Bank Corp NY	23,400	293,202
		4,561,458
Thrifts – 6.0%
Beverly Hills Bancorp, Inc.	100	1,026
Capitol Federal Financial	17,400	595,428
Flagstar Bancorp, Inc.	25,000	402,500
New York Community Bancorp, Inc.	63,200	1,036,480
		2,035,434
Other Financial Services – 11.1%
American Capital Strategies, Ltd.	17,000	623,220
CharterMac	44,200	906,100
Capital Trust, Inc.*	4,900	157,584
Fannie Mae	17,000	761,940
Friedman Billings Ramsey Group, Inc.*	54,000	550,260
MCG Capital Corp.*	46,500	784,455
		3,783,559
Total Financial Services (Cost $12,119,100)		10,380,451
Real Estate – 55.3%
Apartments – 3.0%
AMLI Residential Properties Trust*	20,150	646,211
United Dominion Realty Trust, Inc.*	16,200	383,940
		1,030,151
Diversified – 16.0%
Bedford Property Investors, Inc.*	24,100	574,544
Colonial Properties Trust*	11,100	493,728
Crescent Real Estate Equities Co.*	92,400	1,895,124
Commercial Net Lease Realty*	42,150	843,000
Liberty Properties Trust*	16,900	718,926
Lexington Corporate Properties Trust*	38,500	906,675
		5,431,997

See notes to portfolio of investments.

Company	Shares	Value
Health Care – 7.8%
Health Care Property Investors, Inc.*	16,850	$454,782
Healthcare Realty Trust, Inc.*	11,500	461,610
Health Care REIT, Inc.*	28,650	1,062,629
Nationwide Health Properties, Inc.*	26,000	605,800
Windrose Medical Properties Trust*	5,000	76,400
		2,661,221
Hospitality – 1.4%
Eagle Hospitality Properties Trust, Inc.*	36,500	364,270
Marriott International, Inc.	2,000	126,000
		490,270
Industrial – 4.8%
First Industrial Realty Trust, Inc.*	40,700	1,630,035
Office – 4.6%
Arden Realty, Inc.*	4,600	189,382
Equity Office Properties Trust*	23,050	753,966
Glenborough Realty Trust, Inc.*	32,400	622,080
		1,565,428
Manufactured Homes – 2.4%
Sun Communities, Inc.*	25,000	819,000
Retail – 9.6%
Glimcher Realty Trust*	52,000	1,272,440
Heritage Property Investment Trust*	16,800	588,000
New Plan Excel Realty Trust*	60,650	1,391,918
		3,252,358
Specialty – 4.5%
iStar Financial Inc.*	14,000	566,020
Trustreet Properties, Inc.*	61,000	954,650
		1,520,670
Storage – 1.2%
Extra Space Storage, Inc.*	1,100	16,918
Sovran Self Storage, Inc. *	8,200	401,390
		418,308
Total Real Estate (Cost $19,186,884)		18,819,438
Other – 4.2%
Iowa Telecommunication Services, Inc.	36,000	605,520
Panamsat Holding Corp.	29,800	721,160
Seaspan Corp.±	5,000	96,750
Total Other (Cost $1,277,866)		1,423,430
Total Common Stocks (Cost $32,583,850)		30,623,319
Preferred Stocks – 64.9%
Real Estate – 62.1%
Apartments – 10.7%
Apartment Investment & Management Co., Series U*	32,500	813,475
Apartment Investment & Management Co., Series V*	27,700	703,580
Apartment Investment & Management Co., Series Y*	65,000	1,631,500
Home Properties NY, Inc., Series F*	18,800	489,928
		3,638,483

See notes to portfolio of investments.

Company	Shares	Value
Diversified – 7.9%
Bedford Properties Inv., Series B*	45,000	$1,125,900
Capital Automotive REIT*	4,000	98,160
Capital Automotive REIT, Series A*	5,000	111,500
Capital Automotive REIT, Series B*	13,250	312,038
Cousins Properties, Inc., Series B*	20,000	512,000
Digital Realty Trust Inc., Series A*	20,000	527,000
		2,686,598
Health Care – 3.5%
Health Care REIT, Inc., Series F*	26,900	680,570
Omega Healthcare Investors, Inc., Series D*	19,000	492,860
		1,173,430
Hospitality – 17.0%
Eagle Hospitality Properties Trust, Series A*	14,000	351,400
Equity Inns, Inc., Series B*	50,000	1,313,250
Entertainment Properties Trust, Series B*	40,000	1,014,000
Felcor Lodging Trust, Inc., Series C*	64,000	1,593,600
Host Marriott Corp., Series E*	10,000	273,000
Lasalle Hotel Properties, Series A*	36,000	957,600
Winston Hotels, Inc., Series B*	10,900	272,609
		5,775,459
Manufactured Homes – 0.4%
Affordable Residential, Series A*	6,900	143,865
Office – 2.4%
Alexandria Real Estate Equities, Series C *	31,600	831,712
Retail – 10.5%
CBL & Associates Prop., Series D*	10,000	252,800
Glimcher Realty Trust, Series F*	26,500	683,965
Glimcher Realty Trust, Series G*	41,000	1,040,990
Ramco-Gershenson Properties Trust, Series B*	36,000	971,280
The Mills Corp., Series E*	9,500	251,750
Taubman Centers, Inc., Series G*	15,000	390,000
		3,590,785
Specialty – 9.7%
MFA Mortgage Investment, Inc., Series A*	13,800	341,550
New Century Financial, Series A*	20,000	482,000
RAIT Investment Trust, Series B*	59,000	1,492,700
Thornburg Mortgage, Inc., Series C*	40,000	998,000
		3,314,250
Total Real Estate (Cost $21,307,986)		21,154,582
Financial Services – 2.8%
Corts-UNUM Provident Financial Trust	38,000	961,400
Total Financial Services (Cost $982,300)		961,400
Total Preferred Stocks (Cost $22,290,286)		22,115,982

Company	Shares	Value
Short-Term Investments – 1.2%
SSgA Money Market Fund, 3.3808%(a), (Cost $415,200)	415,200	$415,200
Total Investments – 156.1% (Cost $55,289,336)		53,154,501
Other assets less liabilities – 2.6%		892,556
Preferred Shares, at liquidation preference – (58.7)%		(20,000,000)
Net Assets attributable to common shares – 100%		$34,047,057

Note to portfolio of investments
±	Non income producing security as first dividend paid subsequent to September 30, 2005.
*	Real Estate Investment Trusts.
(a)	Rate reflects 7 day yield as of September 30, 2005.
(b)

Although subject to adjustments to the extent 2005 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2005, are as follows:

Cost	$55,289,336

Gross unrealized appreciation	$881,332
Gross unrealized depreciation	(3,016,167)
Net unrealized appreciation	$(2,134,835)

Reference should be made to the Fund’s financial statements for the period ended December 31, 2004, and the six months ended June 30, 2005, for further information concenring the income tax characterization of the Fund’s investment income and distributions.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark L. Kleifges
Thomas M. O’Brien
President

Date:	November 22, 2005

By:	/s/ Thomas M. O’Brien
Mark L. Kleifges
Treasurer

Date:	November 22, 2005